BORROWINGS AND LINES OF CREDIT - Long-term Debt Maturity (Details) $ in Millions	Dec. 31, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 1,252
2026	70
2027	1,284
2028	803
2029	19
Thereafter	$ 8,938